Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
REVENUE, NET		$ 32,281,543	$ 25,526,557	$ 15,688,080
Cost of revenue		26,036,011	18,302,494	11,158,847
GROSS PROFIT		6,245,532	7,224,063	4,529,233
Selling and marketing		380,723	133,387	110,132
General and administrative		4,448,342	1,258,750	1,256,954
Total operating expenses		4,829,065	1,392,137	1,367,086
INCOME FROM OPERATIONS		1,416,467	5,831,926	3,162,147
Other (expenses) income:
Interest expenses, net		(235,327)	(243,458)	(125,560)
Other (expenses) income, net		377,979	95,946	46,235
Total other expenses, net		142,652	(147,512)	(79,325)
INCOME BEFORE INCOME TAX PROVISION		1,559,119	5,684,414	3,082,822
PROVISION FOR INCOME TAXES		871,231	1,416,872	457,005
NET INCOME		687,888	4,267,542	2,625,817
Less: net income attributable to non-controlling interests		(100,070)		189,996
NET INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		787,958	4,267,542	2,435,821
Other comprehensive (loss) income:
Foreign currency translation adjustment		(873,803)	1,335,757	(241,839)
COMPREHENSIVE INCOME		(185,915)	5,603,299	2,383,978
Less: comprehensive income attributable to non-controlling interest		(100,070)		174,392
COMPREHENSIVE INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		$ (85,845)	$ 5,603,299	$ 2,209,586
Net income per share
Basic and diluted (in Dollars per share)		$ 0.04	$ 0.25	$ 0.16
Weighted average shares used in calculating net income per share *
Basic and diluted (in Shares)	[1]	20,950,000	17,228,698	14,881,478

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (see Note 14).